Segment Analysis - Reconciliation of Segmental Results of Operations to Consolidated Income Statements (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [line items]
Consolidated net business profit	¥ 1,276,400	¥ 1,152,900	¥ 1,084,000
Others	55,400	28,500	24,900
Profit before tax	1,261,876	676,464	956,478
Reconciling management reporting under Japanese GAAP to IFRS [member]
Disclosure of operating segments [line items]
Total credit costs	(210,200)	(274,400)	(360,500)
Gains on equity instruments	155,900	209,100	92,600
Extraordinary gains or losses and others	(123,600)	(158,000)	(143,900)
Profit before tax under Japanese GAAP	1,098,500	929,600	672,200
Scope of consolidation	4,900	3,000	5,700
Derivative financial instruments	374,000	136,900	94,800
Investment securities	(147,000)	(189,200)	113,300
Loans and advances	13,600	(54,400)	60,900
Investments in associates and joint ventures	(10,600)	(61,500)	3,400
Property, plant and equipment	1,600	9,000	(2,500)
Lease accounting	(500)	(900)	1,000
Defined benefit plans	(60,700)	(67,000)
Foreign currency translation	6,600	(40,700)	(20,200)
Classification of equity and liability	11,300	10,900	12,500
Others	¥ (29,800)	¥ 800	¥ 15,400